Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Intrepid Capital Management Funds Trust
Entity Central Index Key	0001300746
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Investor Class
Trading Symbol	ICMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$70	1.40%
[1]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Net Assets	$ 108,173,761
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 396,768
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$108,173,761
Number of Holdings	62
Net Advisory Fee Paid	$396,768
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Invesco Treasury Portfolio	6.9%
Alphabet, Inc.	4.7%
iShares Gold Trust	4.3%
Sprott, Inc.	3.3%
Berkshire Hathaway, Inc.	2.9%
Madison Square Garden Sports Corp.	2.8%
Liberty Live Holdings, Inc.	2.7%
FRP Holdings, Inc.	2.6%
TJX Cos., Inc.	2.6%
Permian Resources Corp.	2.5%

Industry	(%)
Media & Entertainment	17.8%
Financial Services	10.1%
Commercial & Professional Services	8.0%
Consumer Durables & Apparel	7.5%
Consumer Discretionary Distribution & Retail	6.3%
Food, Beverage & Tobacco	6.3%
Consumer Services	4.5%
Pharmaceuticals, Biotechnology & Life Sciences	4.5%
Cash & Other	35.0%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Institutional Class
Trading Symbol	ICMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.15%
[2]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 108,173,761
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 396,768
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$108,173,761
Number of Holdings	62
Net Advisory Fee Paid	$396,768
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Invesco Treasury Portfolio	6.9%
Alphabet, Inc.	4.7%
iShares Gold Trust	4.3%
Sprott, Inc.	3.3%
Berkshire Hathaway, Inc.	2.9%
Madison Square Garden Sports Corp.	2.8%
Liberty Live Holdings, Inc.	2.7%
FRP Holdings, Inc.	2.6%
TJX Cos., Inc.	2.6%
Permian Resources Corp.	2.5%

Industry	(%)
Media & Entertainment	17.8%
Financial Services	10.1%
Commercial & Professional Services	8.0%
Consumer Durables & Apparel	7.5%
Consumer Discretionary Distribution & Retail	6.3%
Food, Beverage & Tobacco	6.3%
Consumer Services	4.5%
Pharmaceuticals, Biotechnology & Life Sciences	4.5%
Cash & Other	35.0%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Income Fund
Class Name	Institutional Class
Trading Symbol	ICMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
[3]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 1,262,193,194
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 4,442,045
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,262,193,194
Number of Holdings	88
Net Advisory Fee Paid	$4,442,045
Portfolio Turnover	43%
Effective Duration	1.76 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
RealReal, Inc.	4.1%
United Natural Foods, Inc.	2.9%
Pitney Bowes, Inc.	2.8%
Beach Acquisition Bidco LLC	2.8%
ViaPath Technologies	2.7%
ANGI Group LLC	2.7%
Cinemark USA, Inc.	2.7%
PHH Escrow Issuer LLC/PHH Corp.	2.6%
Twilio, Inc.	2.6%
Liberty Broadband Corp.	2.4%

Industry	(%)
Financial Services	16.3%
Media & Entertainment	11.9%
Commercial & Professional Services	10.6%
Consumer Discretionary Distribution & Retail	9.5%
Consumer Services	7.1%
Consumer Staples Distribution & Retail	5.1%
Software & Services	5.0%
Consumer Durables & Apparel	4.9%
Pharmaceuticals, Biotechnology & Life Sciences	4.6%
Cash & Other	25.0%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized